Prepaid and other assets (Tables)	9 Months Ended
May 31, 2022
Schedule of Prepaid and Other Assets
	May 31, 2022	August 31, 2021
Drilling	$-	$200
Insurance	10	54
Listing fees	82	32
Conference fees	38	-
Other	87	46
Subtotal	217	332
Financing fees	507	-
Total Prepaid Expenses	$724	$332